Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
J.	Long-Term Debt

The carrying value of long-term debt consisted of the following at December 31 (in millions):

	2011	2010
Direct obligations of AFG:
9-7/8% Senior Notes due June 2019	$350	$350
7% Senior Notes due September 2050	132	132
7-1/8% Senior Debentures due February 2034	115	115
Other	3	3

	600	600

Subsidiaries:
Obligations of AAG Holding (guaranteed by AFG):
7-1/2% Senior Debentures due November 2033	112	112
7-1/4% Senior Debentures due January 2034	86	86
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
National Interstate bank credit facility	22	20
American Premier Underwriters 10-7/8% Subordinated Notes	—	8

	314	332

Payable to Subsidiary Trusts:
AAG Holding Variable Rate Subordinated Debentures due May 2033	20	20

	$934	$952

At December 31, 2011, scheduled principal payments on debt for the subsequent five years were as follows: 2012 – $34 million, 2013 – $20 million, 2014 – $2 million, 2015 – $14 million and 2016 – $45 million.

As shown below at December 31 (in millions), the majority of AFG’s long-term debt is unsecured obligations of the holding company and its subsidiaries:

	2011	2010
Unsecured obligations	$840	$846
Obligations secured by real estate	64	65
Other secured borrowings	30	41

	$934	$952

AFG can borrow up to $500 million under its revolving credit facility which expires in August 2013. Amounts borrowed under this agreement bear interest at rates ranging from 1.75% to 3.00% (currently 2%) over LIBOR based on AFG’s credit rating. No amounts were borrowed under this facility at December 31, 2011.

In May 2011, American Premier Underwriters, Inc. (“American Premier”) paid $8 million to redeem its outstanding 10-7/8% Subordinated Notes at maturity. In September 2010, AFG issued $132 million of 7% Senior Notes due in 2050.

Cash interest payments on long-term debt were $74 million in 2011, $68 million in 2010 and $64 million in 2009. Interest expense in the Statement of Earnings includes interest credited on funds held by AFG’s insurance subsidiaries under reinsurance contracts and other similar agreements as follows: $10 million in 2011 and 2010 and $7 million in 2009.